Expense Example, No Redemption - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Canada Fund - Class A
Expense Example, No Redemption:
1 Year	$ 702
3 Years	969
5 Years	1,257
10 Years	2,074
Fidelity Advisor Canada Fund - Class C
Expense Example, No Redemption:
1 Year	210
3 Years	649
5 Years	1,114
10 Years	2,208
Fidelity Advisor Canada Fund - Class M
Expense Example, No Redemption:
1 Year	504
3 Years	828
5 Years	1,175
10 Years	2,152
Fidelity Advisor Canada Fund - Class I
Expense Example, No Redemption:
1 Year	106
3 Years	331
5 Years	574
10 Years	1,271
Fidelity Advisor Canada Fund - Class Z
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	$ 1,143